March 2, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds III
          - BNY Mellon International Bond Fund (the "Fund")
  1933 Act File No.: 033-43846
  1940 Act File No.: 811-00524
  CIK No.: 0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 240 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 23, 2021.

Please address any comments or questions to my attention at (212) 922-4219.

Sincerely,

/s/ Teresa X. Vu
Teresa X. Vu
Analyst/Paralegal